Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
November 30, 2021
ENE-NPRT3-0122
1.810683.117
Common Stocks - 99.6%
	Shares	Value ($)
Energy Equipment & Services - 6.0%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd. (a)	20,299	1,653,557
Nabors Industries Ltd. warrants 6/11/26 (a)	36,999	170,195
Odfjell Drilling Ltd. (a)	2,169,332	4,221,354
Shelf Drilling Ltd. (a)(b)	1,585,589	958,939
		7,004,045
Oil & Gas Equipment & Services - 5.6%
Baker Hughes Co. Class A	1,192,078	27,823,101
Cactus, Inc.	73,186	2,671,289
Championx Corp. (a)	130,548	2,664,485
CSI Compressco LP	391,140	473,279
Nextier Oilfield Solutions, Inc. (a)	1,671,700	6,018,120
Oceaneering International, Inc. (a)	506,730	5,416,944
ProPetro Holding Corp. (a)	880,801	7,240,184
Schlumberger Ltd.	585,869	16,802,723
Smart Sand, Inc. (a)	81,441	156,367
Technip Energies NV	554,734	7,549,486
TechnipFMC PLC (a)	1,986,672	11,264,430
		88,080,408
TOTAL ENERGY EQUIPMENT & SERVICES		95,084,453
Food Products - 0.3%
Agricultural Products - 0.3%
Darling Ingredients, Inc. (a)	77,700	5,246,304
Independent Power and Renewable Electricity Producers - 1.9%
Independent Power Producers & Energy Traders - 1.9%
The AES Corp.	84,700	1,980,286
Vistra Corp.	1,442,800	28,682,864
		30,663,150
Oil, Gas & Consumable Fuels - 91.4%
Coal & Consumable Fuels - 0.3%
Enviva Partners LP	61,000	4,271,830
Integrated Oil & Gas - 36.3%
Cenovus Energy, Inc.:
warrants (a)	97,500	711,750
(Canada)	4,108,806	48,760,812
Chevron Corp.	1,278,403	144,293,347
Exxon Mobil Corp.	5,439,546	325,502,430
Occidental Petroleum Corp.	1,090,415	32,330,805
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	1,244,375
Total SA sponsored ADR	437,200	20,106,828
		572,950,347
Oil & Gas Exploration & Production - 38.5%
Antero Resources Corp. (a)	968,900	17,013,884
APA Corp.	929,500	23,953,215
Callon Petroleum Co. (a)(c)	124,200	6,314,328
Canadian Natural Resources Ltd.	1,702,600	69,626,071
Canadian Natural Resources Ltd.	25,780	1,052,340
Chesapeake Energy Corp.	62,600	3,727,204
Civitas Resources, Inc. (c)	208,154	10,638,751
ConocoPhillips Co.	1,239,266	86,909,725
Coterra Energy, Inc.	1,370,798	27,525,624
Devon Energy Corp.	1,615,100	67,931,106
Diamondback Energy, Inc.	156,000	16,649,880
EOG Resources, Inc.	480,264	41,782,968
Hess Corp.	848,900	63,260,028
Magnolia Oil & Gas Corp. Class A	568,200	10,778,754
National Energy Services Reunited Corp. (a)(c)	1,141,218	11,309,470
Northern Oil & Gas, Inc.	139,960	2,852,385
Ovintiv, Inc.	406,200	14,119,512
PDC Energy, Inc.	843,607	42,543,101
Pioneer Natural Resources Co.	418,766	74,674,353
Range Resources Corp. (a)	298,000	5,828,880
SM Energy Co.	181,000	5,249,000
Viper Energy Partners LP (c)	135,259	2,916,184
		606,656,763
Oil & Gas Refining & Marketing - 7.9%
Marathon Petroleum Corp.	740,392	45,052,853
Phillips 66 Co.	444,773	30,764,948
Renewable Energy Group, Inc. (a)	53,400	2,551,452
Valero Energy Corp.	679,900	45,512,506
		123,881,759
Oil & Gas Storage & Transport - 8.4%
Cheniere Energy, Inc.	766,412	80,327,642
Energy Transfer LP	2,447,100	20,604,582
Golar LNG Ltd. (a)	400,533	4,726,289
Targa Resources Corp.	351,200	18,132,456
The Williams Companies, Inc.	347,529	9,310,302
		133,101,271
TOTAL OIL, GAS & CONSUMABLE FUELS		1,440,861,970
TOTAL COMMON STOCKS (Cost $1,321,897,704)		1,571,855,877

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	4,251,376	4,252,226
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	5,017,306	5,017,808
TOTAL MONEY MARKET FUNDS (Cost $9,270,034)		9,270,034

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,331,167,738)	1,581,125,911
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,727,986)
NET ASSETS - 100.0%	1,577,397,925

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $958,939 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	14,452,970	217,174,381	227,375,125	2,398	-	-	4,252,226	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	559,733	212,899,015	208,440,940	13,396	-	-	5,017,808	0.0%
Total	15,012,703	430,073,396	435,816,065	15,794	-	-	9,270,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.